Financial instruments and risk management - Narrative (Details) £ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Jun. 30, 2020 USD ($)	Sep. 30, 2019	Jul. 01, 2019 GBP (£)	Jun. 30, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Foreign currency borrowings and financial derivatives designated in net investment hedge relationships			£ 21,425	£ 17,436
Borrowings percentage			100.00%	100.00%		100.00%			100.00%
Maximum exposure to credit risk			£ 5,989	£ 3,950
Collateral held under agreements			180	120		$ 221			$ 152
Other current financial iabilities			389	307				£ 371
Accumulated fair value change on the statement of financial position for fair value hedges that are no longer applicable			(13)	(21)
Borrowings			16,785	12,555
Adjusted net borrowings			£ 13,995
Net borrowings to adjusted EBITDA ratio			3.3
Post-employment benefit liabilities before tax			£ 749	846
Adjusted EBITDA			4,270
Undiscounted amount
Disclosure of detailed information about financial instruments [line items]
Borrowings			£ 16,669	12,492
Business combinations
Disclosure of detailed information about financial instruments [line items]
Contingent consideration payment period			10 years
Contingent consideration | Business combinations | Undiscounted amount
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities			£ 283
Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities			416	401
Movement in financial assets - other			(30)	3
Level 3 | Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities			249	227	£ 188
Quoted | Fair value
Disclosure of detailed information about financial instruments [line items]
Borrowings			£ 18,175	13,240
Industrias Licoreras De Guatemala
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in investment by external party			50.00%
Industrias Licoreras De Guatemala | Level 3
Disclosure of detailed information about financial instruments [line items]
Other current financial iabilities			£ 167	£ 174
Minimum
Disclosure of detailed information about financial instruments [line items]
Net borrowings to adjusted EBITDA ratio		2.5	2.5
Maximum
Disclosure of detailed information about financial instruments [line items]
Net borrowings to adjusted EBITDA ratio			3.0
Fixed rate
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage			70.00%	55.00%		70.00%			55.00%
Fixed rate | Minimum
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage			40.00%			40.00%
Temporary borrowings percentage							40.00%
Fixed rate | Maximum
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage			60.00%			60.00%
Temporary borrowings percentage							70.00%
Currency exchange risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable			10.00%
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable			0.50%
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Current borrowings to gross borrowings less money market demand deposits, percent			50.00%			50.00%
Commercial paper to gross borrowings less money market demand deposits, percent			30.00%			30.00%
Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Maximum hedging period (in months)			24 months
Maximum commodity exposure value at risk			0.75%
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Maximum total net investment value at risk to total net asset percentage			20.00%
Value at risk, loss defining period (in years)			1 year
Percentage of probability confidence level			95.00%
Foreign currency borrowings and financial derivatives designated in net investment hedge relationships			£ 9,127	£ 4,001
Notional amounts			0	68
Net investment hedges | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Reserves from hedge relationships for which hedge accounting is no longer applied			20	20
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			173	79	(57)
Gain (loss) transferred out of other comprehensive income to other operating expenses			(42)	(45)	7
Gain (loss) transferred out of other comprehensive income to other finance charges			(75)	(82)	6
Cash flow hedges | Abnormally large changes in asset prices or foreign exchange rates
Disclosure of detailed information about financial instruments [line items]
Gain (loss) to income statement	£ 4	£ (62)
Cash flow hedges | Currency exchange risk | Derivatives
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			(1)	(41)
Gain (loss) transferred out of other comprehensive income to other operating expenses			(47)	(24)
Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts			133	97
Cash flow hedges | Commodity price risk | Derivatives
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			(3)	(9)
Other comprehensive income (loss) reclassified to operating profit			(8)	0	£ 0
Cash flow hedges | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts			1,667	1,614
Cash flow hedges | Foreign currency debt risk | Derivatives
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			146	98
Gain (loss) transferred out of other comprehensive income to other finance charges			(75)	(82)
Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts			£ 6,092	£ 4,063
Other Currencies | Currency exchange risk
Disclosure of detailed information about financial instruments [line items]
Maximum hedging period (in months)			18 months
US dollar | Currency exchange risk
Disclosure of detailed information about financial instruments [line items]
Maximum hedging period (in months)			24 months
Target hedge ratio			75.00%